Related party transactions (Tables)	3 Months Ended
Mar. 31, 2021
Related party transactions
Schedule of key management personnel compensation

	March 31, 2021	March 31, 2020
Consulting fees	$—	$46,473
Salary	359,125	223,709
Director fees	75,697	104,715
Stock-based compensation	560,320	1,828,958
	$995,142	$2,203,855